CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - CAD ($)	Aug. 31, 2021	Aug. 31, 2020
Current assets
Cash	$ 55,365,000	$ 24,600,000
Short-term investments (Note 4)	128,190,000	50,128,000
Accounts receivable (Note 5)	21,035,000	14,747,000
Loan receivable (Note 6)	250,000	2,229,000
Biological assets (Note 7)	12,122,000	5,394,000
Inventories (Note 8)	36,696,000	66,365,000
Prepaid expenses and deposits	6,957,000	6,741,000
Total current assets	260,615,000	170,204,000
Restricted funds (Note 12 and Note 14(iii))	31,109,000	8,032,000
Property, plant and equipment (Note 9)	235,939,000	247,420,000
Intangible assets and goodwill (Note 10)	17,046,000	1,772,000
Deferred charges and deposits (Note 9)	3,195,000	698,000
Investments in associates (Note 16)	5,028,000	7,001,000
Net investment in sublease (Note 5 and Note 15(ii))	1,085,000	0
Total assets	554,017,000	435,127,000
Current liabilities
Accounts payable and accrued liabilities	23,436,000	17,486,000
Provisions (Note 11)	2,750,000	0
Current portion of long-term debt (Note 12)	80,000	11,595,000
Total current liabilities	26,266,000	29,081,000
Long-term debt (Note 12)	230,000	103,671,000
Derivative liabilities (Note 13)	37,527,000	0
Other long-term liabilities (Note 15)	10,189,000	2,848,000
Total liabilities	74,212,000	135,600,000
SHAREHOLDERS' EQUITY
Share capital (Note 14)	730,803,000	420,673,000
Equity reserves (Note 14)	24,724,000	23,744,000
Accumulated other comprehensive (loss) income	(78,000)	50,000
Accumulated deficit	(275,644,000)	(144,940,000)
Total equity	479,805,000	299,527,000
Total equity and liabilities	$ 554,017,000	$ 435,127,000